Shareholder's Equity - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants issued		247,500
Warrants issued price per share		$ 20
Warrants vested period		5 years
Warrants exercisable period		10 years
Warrants outstanding		30,000
Warrants expiration date		2014-06
Sale of common stock, Shares		163,485
Sale of common stock per share		$ 18.35
Raised from the sale of common stock		$ 2,972,000
Common stock net offering expenses		$ 28,000
Common stock, par value		$ 0.01	$ 0.01
Fractional shares were cashed out and totaled	17.5
Common Stock - Non-Voting [Member]
Class of Warrant or Right [Line Items]
Common stock, par value				$ 1.00
Predecessor [Member] | Common Stock - Non-Voting [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, par value	$ 1.00
Successor [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Common stock, par value	$ 0.01